Label	Element	Value
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	£ 8,158,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,281,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,404,000,000
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	4,736,000,000	[1]
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	9,086,000,000	[1]
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	5,310,000,000	[1]
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	856,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	480,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	£ 917,000,000

[1]

“Cash collateral balances with central banks with original maturity less than three months” was previously labelled “Cash collateral and settlement balances with banks with original maturity less than three months”.  This line it em has been restated to include only balances that the Barclays Bank Group holds at central banks related to payment schemes. Previously, cash collateral and settlement balances with non-central bank counterparties were also classified as cash equivalents and included within this balance . Comparatives have been restated. The effect of this change decreased cash equivalents by £ 16,702 m as at 31 December 2019 , £ 17,367 m as at 31 December 2018 and £ 18,111 m as at 31 December 2017 . As a result, net cash from oper ating activities increased by £ 665 m in 2019 and £ 744 m in 2018 representing the net decrease/(increase) in the cash collateral and settlement balances line item in those periods .